DERIVATIVE FINANCIAL INSTRUMENTS - Balance Sheet Location (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Derivatives, Fair Value [Line Items]
Derivative financial instruments (Note 12)	$ 703	$ 3,526
Derivative liabilities	5,318	536
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative financial instruments (Note 12)	127	2,892
Derivative liabilities	5,318	536
Not Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative financial instruments (Note 12)	$ 703	$ 3,526
Foreign currency forward option contracts | Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets	Prepaid expenses and other current assets
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities	Accrued liabilities
Derivative financial instruments (Note 12)	$ 64	$ 2,878
Derivative liabilities	$ 213	$ 536
Foreign currency forward exchange contracts | Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets	Prepaid expenses and other current assets
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities	Accrued liabilities
Derivative financial instruments (Note 12)	$ 63	$ 14
Derivative liabilities	$ 5,105	$ 0
Foreign currency forward exchange contracts | Not Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets	Prepaid expenses and other current assets
Derivative financial instruments (Note 12)	$ 576	$ 634